Right-of-use assets	6 Months Ended
Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets	3.4 Right-of-use assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost at January 1, 2023	28.7	45.6	111.0	7.4	192.7
Accumulated Depreciation at January 1, 2023	(11.9)	(7.7)	(16.8)	(4.6)	(41.1)
Net book value at January 1, 2023	16.8	37.9	94.2	2.8	151.6

Six month period ended June 30, 2023
Opening net book value	16.8	37.9	94.2	2.8	151.6
Lease modification	(4.1)	0.1	0.7	—	(3.3)
Additions	—	12.3	6.6	1.3	20.2
Disposals	(0.1)	—	—	(0.2)	(0.2)
Depreciation	(2.8)	(4.2)	(5.0)	(1.0)	(13.0)
Currency Translation	(0.2)	(1.5)	(0.7)	(0.1)	(2.5)
Net book value at June 30, 2023	9.6	44.6	95.8	2.9	152.9

Cost at June 30, 2023	23.9	55.9	117.4	7.9	205.0
Accumulated Depreciation at June 30, 2023	(14.3)	(11.2)	(21.6)	(4.9)	(52.1)
Net book value at June 30, 2023	9.6	44.6	95.8	2.9	152.9

Cost at January 1, 2024	87.5	70.5	116.9	8.1	283.1
Accumulated Depreciation at January 1, 2024	(22.1)	(15.4)	(26.1)	(5.4)	(69.1)
Net book value at January 1, 2024	65.3	55.1	90.8	2.8	214.0

Six month period ended June 30, 2024
Opening net book value	65.3	55.1	90.8	2.8	214.0
Lease modification	3.0	—	0.2	—	3.2
Additions	57.4	49.2	13.8	0.5	121.0
Disposals	—	(0.1)	—	—	(0.1)
Depreciation	(14.2)	(8.2)	(5.5)	(0.9)	(28.8)
Currency Translation	5.2	3.1	1.5	0.1	9.9
Net book value at June 30, 2024	116.7	99.2	100.7	2.5	319.1

Cost at June 30, 2024	154.4	123.3	132.7	8.8	419.2
Accumulated Depreciation at June 30, 2024	(37.7)	(24.1)	(31.9)	(6.3)	(100.1)
Net book value at June 30, 2024	116.7	99.2	100.7	2.5	319.1

The additions of CHF 121.0 million in the six-month period ended June 30, 2024 relate to the highly-automated warehouse in the United States ("Atlanta Warehouse"), which became partially operational during the six-months ended June 30, 2024, and other additional warehouse, retail store, and office leases.
The corresponding lease liabilities are reported in other current financial liabilities and other non-current financial liabilities, respectively. Refer to 4.3 Financial liabilities for additional information.